Premiums and Reinsurance Information	12 Months Ended
Dec. 31, 2023
Premiums and Reinsurance Information [Abstract]
PREMIUMS AND REINSURANCE INFORMATION
7.	PREMIUMS AND REINSURANCE INFORMATION

The Group purchases reinsurance as part of its risk mitigation programme. Reinsurance ceded is placed on both a proportional and non–proportional basis. The proportional reinsurance is quota–share reinsurance which is taken out to reduce the overall exposure of the Group to certain classes of business. Non–proportional reinsurance is primarily excess–of–loss reinsurance designed to mitigate the Group’s net exposure to catastrophe losses and large claims. Retention limits for the excess–of–loss reinsurance vary by class of business. Also, a significant portion of the reinsurance is affected under the facultative reinsurance contracts to cover a single risk exposure.

The following table sets forth the effect of reinsurance activity on written and earned premiums and on net loss and loss adjustment expenses:

	Year Ended December 31,
	2023	2022	2021
	USD ’000	USD ’000	USD ’000
Written premiums:
Direct	348,418	301,291	267,451
Assumed	340,260	280,692	269,785
Ceded	(191,465)	(189,158)	(157,923)
Net	497,213	392,825	379,313

Earned premiums:
Direct	321,556	284,436	251,672
Assumed	313,458	272,067	234,914
Ceded	(187,862)	(180,112)	(149,955)
Net	447,152	376,391	336,631

Loss and loss adjustment expense:
Direct	141,092	112,078	128,730
Assumed	122,688	123,128	70,056
Ceded	(74,693)	(77,644)	(25,747)
Net	189,087	157,562	173,039